UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 6/30/00

Check here if Amendment [ ];   Amendment Number:
This Amendment  (Check only one.):  [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Cabot Money Management, Inc.
Address:  P.O. Box 150
          216 Essex Street
          Salem, MA   01970

Form 13F File Number: 28-5694

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Robert T. Lutts
Title:   President
Phone:   1-978-745-9233

Signature, Place, and Date of Signing:
Robert T. Lutts                  Salem, MA                  8/3/00
[Signature]                      [City, State]              [Date]

Report Type (Check only one.):

[X]    13F HOLDINGS REPORT.    (Check here if all holdings of this
       reporting manager are reported in this report.)


[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)


[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)




Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 64

Form 13F Information Table Value Total: $ 269,206
                                           (thousands)
List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No. 		Form 13F File Number 		Name

None































Name of Issuer            Title      CUSIP        Value        Shares        Invsmnt Discret    Other        Voting Authority
                         Of Class                (x1000)                      Sole   Shared    Mgrs      Sole   Shared   None
AES Corp                   COM     00130H105      3,723       81,600         81,600                     81,600
Adobe Systems              COM     00724F101      2,972       22,860         22,860                     22,860
Agilint Tech               COM     00846U101        390        5,285          5,285                      5,285
All American Semiconduct   COM     016557407        499       26,970         26,970                     26,970
America Online             COM     02364J104      1,624       30,788         30,788                     30,788
American Intl Group        COM     026874107      6,902       58,739         58,739                     58,739
Applied Films              COM     038197109      1,230       33,585         33,585                     33,585
Applied Materials          COM     038222105      5,570       61,460         61,460                     61,460
Ballard Power (F)          COM     05858H104      3,560       39,635         39,635                     39,635
Bank of New York           COM     064057102      2,797       60,158         60,158                     60,158
Bristol-Myers Squibb       COM     110122108      1,273       21,854         21,854                     21,854
Broadcom Corp CL A         CL A    111320107      5,827       26,614         26,614                     26,614
Broadvision Inc            COM     111412102        203        3,990          3,990                      3,990
Check Point Software       COM     162825103      3,012       14,225         14,225                     14,225
Cisco Systems              COM     17275R102     15,470      243,377        243,377                    243,377
Citigroup Inc              COM     172967101        752       12,482         12,482                     12,482
Coca Cola                  COM     191216100        229        3,986          3,986                      3,986
Comverse Tech New          COM     205862402      5,333       57,339         57,339                     57,339
Cree Inc.                  COM     225447101      4,915       36,815         36,815                     36,815
Cybex Computer             COM     232522102      1,918       45,265         45,265                     45,265
Dell Computer              COM     247025109      1,699       34,460         34,460                     34,460
Diamonds Tr UT Ser 1    UNIT SER 1 252787106      1,007        9,650          9,650                      9,650
EMC Corp                   COM     268648102     19,907      258,747        258,747                    258,747
Entrust Tech               COM     293848107      2,408       29,095         29,095                     29,095
Exxon Mobil                COM     30231G102        602        7,670          7,670                      7,670
General Electric           COM     369604103      2,385       44,992         44,992                     44,992
IDEC Pharmaceutical        COM     449370105        228        1,940          1,940                      1,940
Intel Corp                 COM     458140100      8,093       60,533         60,533                     60,533
Interpublic Group          COM     460690100        430       10,000         10,000                     10,000
JDS Uniphase Corp.         COM     46612J101        353        2,948          2,948                      2,948
Johnson & Johnson          COM     478160104      4,205       41,276         41,276                     41,276
Kohls Corp                 COM     500255104        488        8,775          8,775                      8,775
Kopin Corp                 COM     500600101        381        5,500          5,500                      5,500
Lucent Technologies        COM     549463107      2,715       45,816         45,816                     45,816
Map Info Corporation       COM     565105103      4,261      104,885        104,885                    104,885
McDonalds                  COM     580135101        746       22,637         22,637                     22,637
Medimune Inc               COM     584699102      4,607       62,259         62,259                     62,259
Medtronic Inc.             COM     585055106        654       13,129         13,129                     13,129
Microsoft                  COM     594918104      6,987       87,343         87,343                     87,343
S & P Midcap 400        UNIT SER 1 595635103      1,933       21,780         21,780                     21,780
Millennium Pharm.          COM     599902103      2,728       24,380         24,380                     24,380
Motorola                   COM     620076109        443       15,249         15,249                     15,249
NASDAQ 100 Shrs         UNIT SER 1 631100104      4,255       45,665         45,665                     45,665
Nokia Corp                 ADR     654902204     16,549      331,395        331,395                    331,395
Nortel Networks            COM     656569100      1,123       16,460         16,460                     16,460
Pfizer                     COM     717081103      4,595       95,724         95,724                     95,724
Photon Dynamics, Inc.      COM     719364101      6,410       85,825         85,825                     85,825
Polycom, Inc.              COM     73172K104      9,965      105,900        105,900                    105,900
Qlogic CP                  COM     747277101      2,850       43,136         43,136                     43,136
Qwest Communications       COM     749121109      6,095      122,658        122,658                    122,658
Rambus, Inc                COM     750917106        420        4,080          4,080                      4,080
S & P Dpstry Rpts       UNIT SER 1 78462F103      1,355        9,324          9,324                      9,324
Charles Schwab & Co.       COM     808513105      1,974       58,703         58,703                     58,703
The Fin Sec SPDR F      SBI INT-FI 81369Y605     12,870      541,880        541,880                    541,880
Siebel Systems             COM     826170102      9,540       58,326         58,326                     58,326
State Street Corp          COM     857477103        218        2,055          2,055                      2,055
Sun Microsystems           COM     866810104     14,259      156,802        156,802                    156,802
Supertex, Inc.             COM     868532102      3,016       60,015         60,015                     60,015
Symbol Tech.               COM     871508107     11,290      209,075        209,075                    209,075
TMP Worldwide Inc.         COM     872941109      6,548       88,705         88,705                     88,705
Texas Instruments          COM     882508104      7,882      114,745        114,745                    114,745
Veritas Software Corp      COM     923436109      5,190       45,926         45,926                     45,926
Vitesse Semi. Co.          COM     928497106      5,706       77,565         77,565                     77,565
Yahoo! Inc                 COM     984332106      1,642       13,258         13,258                     13,258

TOTALS                                          269,206    4,087,312      4,087,312                  4,087,312